OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

November 8, 2011

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way

Alexandria, VA 22312

Re:     Oppenheimer Global High Yield Fund

Pre-Effective Amendment No. 3 to the

Registration Statement on Form N-1A

File No. 811-22609; Reg. No. 333-176889

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is hereby made under the Securities Act of 1933, as amended ("Securities Act") and the Investment Company Act of 1940, as amended (“Investment Company Act”) on behalf of Oppenheimer Global High Yield Fund ( the “Fund”), an investment company organized as a Delaware statutory trust. This filing consists of the documents comprising Pre-Effective Amendment No. 3 (the "Amendment") to the Fund's registration statement on Form N-1A (the “Registration Statement”).

This Amendment includes an audited Statement Assets and Liabilities of the Fund and the consent of the Fund’s independent auditors.

It is anticipated that the Fund will file a subsequent Pre-Effective Amendment to the Registration Statement to respond to comments on the Registration Statement received from Securities and Exchange Commission ("Commission") staff on October 19, 2011. The Trustees of the Fund who are not “interested persons” of the Fund, as defined in the Investment Company Act, have not, at the date hereof, been elected. However, the Board of Trustees of the Fund will be properly constituted in accordance with Section 10 of the Investment Company Act prior to the effective date of the Registration Statement. An Opinion of Counsel is not included in this Amendment, but will be added in a subsequent Pre-Effective Amendment.

This filing contains a delaying amendment as indicated on the facing sheet, delaying the effectiveness of the Registration Statement until the Registrant files a further amendment which specifically states that this Registration Statement shall become effective, or until such date as the Commission, acting pursuant to Section 8(a), shall determine.

We request that you address any comments on this filing to the undersigned at:

OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008
212-323-5089

nvann@oppenheimerfunds.com

Thank you for your attention to this matter.

Sincerely,

/s/ Nancy S. Vann
Nancy S. Vann

Vice President & Associate Counsel

Enclosures

cc:     Valerie Lithotomos, Esq., SEC

          Lori E. Bostrom, Esq.

         Gloria J. LaFond

         K&L Gates LLP